Stock-based Compensation (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Weighted Average Exercise Price
Weighted-Average Exercise Price, Outstanding at beginning of period	$ 17.46	$ 29.00	$ 8.81
Weighted-Average Exercise Price, Granted	5.21	16.50	62.68
Weighted-Average Exercise Price, Exercised	0	2.15	0.00
Weighted-Average Exercise Price, Forfeited/cancelled/expired	15.28	54.91	0.00
Weighted-Average Exercise Price, Outstanding and expected to vest at end of period	11.32	17.46	$ 29.00
Weighted-Average Exercise Price, Vested and exercisable at December 31, 2015	$ 17.58	$ 26.57
Shares Issuable Under Options
Options Outstanding	438,249	32,823	720,543
Options Outstanding, Granted	413,578	407,547	12,280
Options Outstanding, Exercised	0	(376)	0
Options Outstanding, Forfeited/cancelled/expired	(36,415)	(1,746)	0
Options Outstanding	815,412	438,249	32,823
Options Outstanding, Vested and exercisable at December 31, 2015	164,588	24,054